Related Party Balance and Transactions - Schedule of Transactions with Related Parties (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Muju [Member] | Base commission income and Sales incentive income shared with related parties under Self-Commitment and Non-Group Collaborative Agreements [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties				¥ 286
Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties		1,132		386
Amounts due from related parties		7,009
Amounts due to related parties		17,203	23,900		$ 2,460
Related Party [Member] | Base commission income and Sales incentive income shared with related parties under Self-Commitment and Non-Group Collaborative Agreements [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties				286
Related Party [Member] | Payables for income shared under Non-Group Collaborative Agreements [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties		13,656	19,336
Related Party [Member] | ayables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties		495	495
Jiushen [Member] | Payables for income shared under Non-Group Collaborative Agreements [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties		242	242
Jiushen [Member] | ayables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties		495	495
Jiuchuan [Member] | Payables for income shared under Non-Group Collaborative Agreements [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties			5,615
Longshu Tianye [Member] | Payables for income shared under Non-Group Collaborative Agreements [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties		10,140	10,140
Detong [Member] | Payables for income shared under Non-Group Collaborative Agreements [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties		3,274	3,274
Jiushi [Member] | Payables for income shared under Non-Group Collaborative Agreements [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties			65
Other payables [Member] | Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties		3,052	4,069
Other payables [Member] | Shanghai Nuancheng [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties		73	70
Other payables [Member] | Duo Concierge [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties		35
Other payables [Member] | Jiushen [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties			939
Other payables [Member] | Chongkai [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties		2,934	3,060
Other payables [Member] | Deyan [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due to related parties		10
Accounts receivables [Member] | Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties		742
Accounts receivables [Member] | Shanghai Nuancheng [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties		180
Accounts receivables [Member] | Duoduo Robot [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties		395
Accounts receivables [Member] | Shanghai Youxi [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties		167
Other receivables [Member] | Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties		6,267
Other receivables [Member] | Shanghai Nuancheng [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties		8
Other receivables [Member] | Duoduo Robot [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties		3,720
Other receivables [Member] | Duo Concierge [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties		355
Other receivables [Member] | Xi Zeng [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties		2,022
Other receivables [Member] | ZX International Ltd. [Member]
Schedule of Transactions with Related Parties [Line Items]
Amounts due from related parties	[1]	162
Services provided to related parties [Member] | Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties		1,132		100
Services provided to related parties [Member] | Chenji Zhaozhao [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties				100
Services provided to related parties [Member] | Chunyu [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties		764
Services provided to related parties [Member] | Suzhou Tinghaozhu [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties		109
Services provided to related parties [Member] | Shanghai Nuancheng [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties		114
Services provided to related parties [Member] | Duoduo Robot [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties		60
Services provided to related parties [Member] | Shanghai Youxi [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties		¥ 85

[1]	As described in Note 16, the Company issued 12,731 Class C ordinary shares, at a purchase price of US$1.81 per share, to ZX International Ltd., a company controlled by Mr. Xi Zeng. The aggregate amount of the share issuance was approximately RMB162 and was paid in April 2026.